Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The following table sets forth the allocation of share-based compensation expenses:
	For the years ended December 31,
	2024	2023	2022
Cost of revenues	$1,651	$4,617	$8,188
Selling expenses	8,592	19,784	39,301
General and administrative expenses	968,110	2,138,978	2,674,292
Research and development expenses	(5,610)	7,422	8,188
Total	$972,743	$2,170,801	$2,729,969

Schedule of Restricted Shares Units

A summary of the restricted shares units’ activities was as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value
Restricted share units outstanding as of January 1, 2022	-	-	-

Granted	3,334,200	2.00	-

Vested	(833,550)	2.00	-

Restricted share units outstanding as of December 31, 2022	2,500,650	2.00	6,826,775

Vested	(779,800)	2.00

Forfeited	(228,750)	2.00

Restricted share units outstanding as of December 31, 2023	1,492,100	2.00	1,611,468

Vested	(742,300)	2.00

Forfeited	(7,500)	2.00

Restricted share units outstanding as of December 31, 2024	742,300	2.00	640,976

Schedule of Non-Controlling Interest

Non-controlling interests consist of the following:

	As of December 31,
	2024	2023
GMB (Beijing)	$2,598	$3,187
GMB Culture	(418)	1,491
Sunrise Tech	(216,195)	(13,184)
GMB Consulting	12,695	13,043
Shidong Cloud	37,952	38,463
Sunrise Guxian	(178,849)	(83,832)
Sunrise Chenhui	(74,081)	-
GMB Technology	(192,638)	(189,364)
Sunrise Guizhou	38,167,880	8,373,766
Total	$37,558,944	$8,143,570